QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                  REGISTERED MANAGEMENT INVESTMENT COMPANIES


                                    811-8255
               -------------------------------------------------
                       Investment Company Act file number


                              THE WORLD FUNDS, INC.
              --------------------------------------------------
              (Exact name of registrant as specified in charter)


            8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
     --------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


                                Thomas S. Harman
                             Morgan, Lewis, Bockius
                      1111 Pennsylvania Avenue, Northwest
                             Washington, D.C. 20004

     ---------------------------------------------------------------------
                    (Name and address of agent for service)

                                 (800) 527-9525
      -------------------------------------------------------------------
              Registrant's telephone number, including area code:

                        Date of fiscal year end: 12/31
                       -------------------------------

                      Date of reporting period: 03/31/2007
                      -----------------------------------



ITEM 1. SCHEDULE OF INVESTMENTS.



The World Funds, Inc.

QUARTERLY STATEMENTS OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
-----------------------------------------------------------------------

CONTENTS:

Epoch Global Equity Shareholder Yield Fund;
Epoch International Small Cap Fund; and
Epoch US All Cap Equity Fund.

                   EPOCH GLOBAL EQUITY SHAREHOLDER YIELD FUND
                             SCHEDULE OF INVESTMENTS
                                 March 31, 2007
                                   (unaudited)

            Number of                             % of Total       Market
               Shares   Security Description      Investments       Value
----------------------  ------------------------  -----------  ----------------

                        Common Stocks:                88.88%

                        Australia:                     6.11%

1,507,688               APN News & Media Ltd.                 $7,183,476

1,026,800               Fairfax Media Ltd.                     4,143,440
                        Insurance Australia
1,231,000               Group                                  5,845,229
                        Macquarie
1,460,900               Infrastructure                         4,545,666

1,888,700               New Hope Corp Ltd.                     2,333,881

209,500                 St George Bank                         5,946,617
                                                               ----------------

                                                               29,998,309
                                                               ----------------

                        Austria:                       1.33%

260,100                 Telekom Austria Ag                     6,509,876
                                                               ----------------

                        Belgium:                       2.37%

106,650                 Belgacom Sa                            4,743,635

53,900                  Fortis                                 2,465,168

61,300                  INBEV                                  4,432,155
                                                               ----------------

                                                               11,640,958
                                                               ----------------

                        Brazil:                        0.45%

66,200                  Cia de Saneamento Basico ADR           2,236,898
                                                               ----------------

                        Canada:                        3.07%
                        Manitoba Telecom
137,800                 Services Inc.                          5,568,884

109,500                 Transalta Corp                         2,374,035
                        Yellow Pages Income
603,100                 Fund                                   7,123,599
                                                               ----------------

                                                               15,066,518
                                                               ----------------

                        China:                         0.46%
                        Petrochina Co Ltd H
1,924,000               Shrs                                   2,280,099
                                                               ----------------

                        Finland:                       1.38%

232,100                 Fortum Corp                            6,777,782
                                                               ----------------

                        France:                        2.60%

130,100                 France Telecom Sa                      3,440,667

215,200                 PagesJaunes Groupe SA                  4,703,845

113,800                 Vivendi                                4,630,845
                                                               ----------------

                                                               12,775,357
                                                               ----------------


                        Germany:                       1.95%

90,500                  RWE Ag                                 9,586,885
                                                               ----------------

                        Great Britain:                 9.00%

1                       Alliance Boots                         20

400,000                 Barclays Plc                           5,678,596

238,450                 De La Rue Plc                          3,356,983

89,500                  Diageo Plc Sponsored ADR               7,245,025

500,400                 GKN Plc                                3,758,872

251,000                 Kelda Group Plc                        4,635,774

1,007,500               Legal & General Group                  3,154,190

422,000                 Lloyds TSB Group Plc                   4,653,141

460,650                 National Grid                          7,233,483

1,675,500               Vodafone Group Plc                     4,470,226
                                                               ----------------

                                                               44,186,310
                                                               ----------------

                        Hong Kong:                     0.40%

225,000                 Citic Pacific Ltd                      832,182
                        Vitasoy International
2,666,000               Holdings                               1,119,107
                                                               ----------------

                                                               1,951,289
                                                               ----------------

                        Ireland:                       1.57%

1,148,800               Independent News & Media               5,224,948

90,000                  Irish Life & Permanent                 2,474,075
                                                               ----------------

                                                               7,699,023
                                                               ----------------

                        Italy:                         6.30%
                        Arnoldo Mondadori
670,100                 Editore                                7,009,791

900,800                 Enel Societe Per Azioni                9,652,051

37,000                  Eni Spa Spon Adr                       2,398,710

1,644,100               Telecom Italia                         4,695,532

1,922,700               Terna Spa                              7,150,148
                                                               ----------------

                                                               30,906,232
                                                               ----------------

                        Malaysia:                      0.50%
                        British American
183,500                 Tobacco                                2,440,301
                                                               ----------------

                        Netherlands:                   0.93%

105,800                 ABN Amro Holdings Nv                   4,560,053
                                                               ----------------

                        New Zealand:                   0.74%

133,300                 Telecom New Zealand Ltd Spon ADR       3,625,760
                                                               ----------------

                        Norway:                        2.42%
                        Statoil ASA Sponsored
264,200                 ADR                                    7,154,536

83,300                  Veidekke                               4,712,019
                                                               ----------------

                                                               11,866,555
                                                               ----------------

                        Philippines:                   0.51%
                        Philippine Long Distance Sponsored
47,100                  ADR                                    2,486,880
                                                               ----------------

                        Singapore:                     0.33%

748,100                 Singapore Telecommunications Ltd       1,616,554
                                                               ----------------

                        South Africa:                  0.68%

127,100                 Liberty Group Ltd                      1,435,577

691,300                 Sanlam Limited                         1,897,482
                                                               ----------------

                                                               3,333,059
                                                               ----------------

                        South Korea:                   0.45%

94,750                  Sk Telecom Ltd Sponsored ADR           2,219,045
                                                               ----------------

                        United States:                45.33%
                        AllianceBernstein
82,700                  Holding LP                             7,318,950

31,200                  Altria Group Inc. W/I                  2,055,768

59,300                  Altria Group Inc.                      5,207,133

72,100                  American Campus Communities Inc.       2,183,909

182,255                 AT&T Inc.                              7,186,315
                        Automatic Data
46,500                  Processing                             2,250,600

128,350                 Ball Corp                              5,884,848

91,400                  Bank Of America Corp                   4,663,228
                        Bristol Myers Squibb
148,700                 Co.                                    4,127,912

77,500                  CBS Corp -Class B                      2,370,725
                        Citizens Communications
645,800                 Co.                                    9,654,710

44,300                  Davita Inc.                            2,362,076
                        Diamond Offshore
28,400                  Drilling Inc.                          2,298,980
                        Du Pont E I De Nemours &
138,900                 Co.                                    6,865,827

465,650                 Duke Energy Co.                        9,448,039

131,850                 General Electric Co                    4,662,216

54,500                  General Maritime Corp.                 1,573,960
                        Great Plains Energy
144,600                 Inc.                                   4,692,270
                        Hawaiian Electric Inds
179,700                 Inc.                                   4,670,403

192,520                 Idearc Inc.                            6,757,452
                        Iowa Telecommunications Services,
198,350                 Inc.                                   3,967,000

228,500                 Keyspan Corp                           9,402,775

75,300                  Laclede Group Inc.                     2,340,324

50,800                  Magellan Midstream Partners LP         2,377,440

92,500                  Merck & Co.                            4,085,725

46,950                  Nicor Inc.                             2,273,319
                        Northern Border Partners
71,700                  - LP                                   4,839,750

83,550                  Nstar                                  2,934,276

72,950                  OGE Energy Corp                        2,830,460

72,900                  Oneok Inc.                             3,280,500

161,700                 Packaging Corporation Of America       3,945,480

184,050                 Pfizer Inc.                            4,649,103
                        Powershares High Yield Equity
281,400                 Dividend Achievers                     4,443,306

139,600                 Progress Energy Inc.                   7,041,424

105,007                 Regions Financial Corp                 3,714,098

146,700                 Reynolds American Inc.                 9,155,547

128,200                 Southern Company                       4,698,530

97,800                  Southern Copper Corp                   7,008,348

185,775                 Spectra Energy Corp                    4,880,309

273,200                 Teco Energy Inc.                       4,701,772

197,300                 US Bancorp                             6,899,581

71,300                  UST Inc.                               4,133,974

247,800                 Verizon Communications                 9,396,576

114,050                 Westar Energy Inc.                     3,138,656

98,400                  WGL Holdings Inc.                      3,146,832

477,800                 Windstream Corp                        7,018,882
                                                               ----------------

                                                               222,539,308
                                                               ----------------

                        Total investment in
                        securities                    88.88%  $436,303,051
                        Cash and cash
                        equivalents                   11.12%    54,599,662
                                                  -----------  ----------------
                        Total investments            100.00%  $490,902,713
                                                  ===========  ================

                       EPOCH INTERNATIONAL SMALL CAP FUND
                             SCHEDULE OF INVESTMENTS
                                 March 31, 2007
                                   (unaudited)
                                                     % of
      Number of                                     Total         Market
         Shares   Security Description            Investments      Value
----------------  ------------------------------  ----------  ----------------

                  Common Stocks:                     98.31%
                  Australia:                          2.03%

125,900           AGL Energy Ltd                             $1,645,531

72,777            Alinta Limited                              856,262

75,228            Bank Of Queensland Ltd                      1,055,780

381,400           Bolnisi Gold Nl                             914,783

94,738            Coates Hire Limited                         376,922
                  Macquarie Infrastructure
185,725           Group                                       577,893

169,400           Sino Gold Limited                           859,278

52,541            Sydney Roads Group                          57,475

172,000           Transfield Service Npv                      1,661,309

120,700           Veda Advantage Ltd                          320,794
                                                              ----------------

                                                              8,326,027
                                                              ----------------

                  Austria:                            2.38%

25,000            Andritz AG                                  6,280,167

104,700           Immoeast AG                                 1,568,641

105,400           Immofinanz AG                               1,691,923

3,760             OMV AG                                      237,153
                                                              ----------------

                                                              9,777,884
                                                              ----------------

                  Belgium:                            5.83%

64,058            Ackermans & Van Haaren                      5,617,005

2,400             Almancora Comm. Va.                         364,389

3,600             Compagnie D' Enterprises CFE                5,576,604

1,350             Cumerio NV/SA                               39,820

35,300            Devgen                                      1,032,719

6,650             ETS Colruyt Halle                           1,523,923

65,311            EVS Broadcasting Equipment SA               4,169,131

97,432            Telenet Group Holding                       3,146,282

14,050            Umicore                                     2,501,573
                                                              ----------------

                                                              23,971,446
                                                              ----------------

                  Canada:                             1.53%

15,765            Agnico Eagle Mines Ltd.                     558,396

44,400            Alamos Gold Inc.                            283,011

106,200           Aurizon Mines Ltd.                          373,003

17,000            Goldcorp Inc.                               408,340

20,690            Iamgold Corporation                         159,872

5,424             Inmet Mining Corporation                    298,694

4,858             Kinross Gold Corp.                          67,155

14,100            Meridian Gold Inc.                          360,479

80,700            Metallica Resources Inc.                    414,313

34,800            Minefinders Corporation Ltd                 412,252

358,000           Polaris Mineral Corp.                       2,946,336
                                                              ----------------

                                                              6,281,851
                                                              ----------------


                  China:                              0.44%
                  China Communications
557,090           Construction                                671,605

1,980,686         Zijin Mining Group Co.                      1,153,360
                                                              ----------------

                                                              1,824,965
                                                              ----------------

                  Denmark:                            2.65%

85,100            Biomar Holding A/S                          4,903,358

38,200            Carlsberg As B Shs                          4,162,086

8,800             Rockwool International A/S                  1,833,893
                                                              ----------------

                                                              10,899,337
                                                              ----------------

                  Finland:                            0.99%

171,891           Capman Oyj                                  800,186

94,800            Yit Oyj                                     3,271,800
                                                              ----------------

                                                              4,071,986
                                                              ----------------
                  France:                             5.39%

31,700            Alten                                       1,195,824

2,248             April Group                                 117,760

7,500             Bacou Dalloz                                1,003,275

81,380            EDF Energies Nouvelles SA                   4,963,020

3,900             Eiffage SA                                  571,265

800               Euler & Hermes SA                           112,838

20,114            Gameloft SA                                 135,340

10,876            Group Bourbon SA                            761,631

55,850            Neopost SA                                  7,994,028

50,500            Orpea                                       4,931,431

2,300             Orco Property Group                         386,096
                                                              ----------------

                                                              22,172,508
                                                              ----------------

                  Germany:                            8.32%

11,100            Bilfinger Berger AG                         1,011,478

34,400            Curanum AG                                  331,322

136,100           Freenet AG Npv                              4,176,479

57,276            Fresenius AG                                4,566,439
                  Fresenius Medical Care AG &
23,900            Co.                                         3,482,285

27,561            Interhyp AG                                 3,384,883

20,217            Merck KGaA                                  2,610,314

5,900             Rhoen-Klinikum AG                           352,081

29,600            Salzgitter AG                               4,328,626

68,600            Schmack Biogas AG                           5,786,778

54,525            Stada Arzneimittel AG                       3,315,036

11,900            Techem AG                                   877,912
                                                              ----------------

                                                              34,223,633
                                                              ----------------

                  Great Britain:                     16.17%
         52,700   Acergy SA-Adr                                     1,121,983
        762,500   Aggreko Plc                                       7,626,922
        370,380   Balfour Beatty Plc                                3,478,657
            500   Bodycote International Plc                            3,059
         41,577   Burren Energy Plc                                   654,102
        504,570   Cobham Plc                                        2,086,347
              1   Davis Service Group                                      11
         37,800   Domestic & General Grp Plc                          872,299
        246,295   Engel East Europe Nv                                695,910
        202,269   Expro International Group                         3,516,703
        121,600   Greene King Plc                                   2,640,917
        116,343   Homeserve Plc                                     4,084,485
         33,512   Lonmin                                            2,190,706
        301,826   Marston's Plc                                     2,623,814
         95,782   Mitchells & Butler                                1,484,241
        599,400   Morrison Supermarkets                             3,643,925
          4,300   NDS Group Plc Sponsored Adr                         214,742
         30,873   Northgate Plc                                       655,913
        349,768   Northumbrian Water Group                          2,134,949
                  Plc
         80,400   Pennon Group                                        925,308
        146,600   Petrofac Ltd                                      1,270,805
        139,927   Punch Taverns Plc                                 3,435,688
         33,000   Scottish & Newcastle Plc                            390,837
        628,406   Serco Group Plc                                   5,691,725
         81,300   Sig Plc                                           2,029,811
         20,200   Soco International Plc                              622,062
        399,119   Spice Plc                                         3,948,973
         71,758   Tullow Oil Plc                                      515,361
         46,740   Ultra Electronics Holdings                        1,145,787
                  Plc
         82,900   United Utilities                                  1,233,203
         44,267   Venture Production                                  577,882
        134,958   Whitbread Plc                                     5,014,369
                                                              ----------------

                                                              66,531,496
                                                              ----------------

                   Greece:                            2.60%

97,300            Bank Of Cyprus Ltd.                         1,478,597

113,182           Hellenic Exchanges SA                       2,601,113

94,750            Intralot SA                                 2,872,089

348,395           Marfin Popular Bank                         3,756,347
                                                              ----------------

                                                              10,708,146
                                                              ----------------

                  Hong Kong:                          1.01%
                  China Shineway Pharmaceutical
41,100            Group                                       28,141
                  Hong Kong Aircraft
273,940           Engineering                                 4,136,901
                                                              ----------------

                                                              4,165,042
                                                              ----------------
                  Ireland:                            4.19%

229,060           Anglo Irish Bank Corp Plc                   4,902,617

297,002           CPL Resources Plc                           3,019,476

12,600            Irish Life & Permanent                      346,371

162,186           Kingspan Group Plc                          4,306,581

517,100           Newcourt Group Plc                          1,189,766

444,500           Ryanair Holdings                            3,466,563
                                                              ----------------

                                                              17,231,374
                                                              ----------------

                  Italy:                              1.89%

579,800           Amplifon SPA                                5,374,897

207,400           Davide Campari Milano SPA                   2,044,725

7,700             Fondiaria - Sai SPA                         354,021
                                                              ----------------

                                                              7,773,643
                                                              ----------------

                  Japan:                             15.66%

11,700            Aeon Credit Service Company                 197,671

125,280           Aioi Insurance Co. Ltd                      876,054

404,700           Air Water Inc.                              4,981,718

23,900            Aoc Holdings, Inc.                          392,403

19,220            Aruze Corporation                           672,005

141,550           Asahi Pretec Corp                           3,564,339

141,740           Asics Corp                                  1,590,430

174,896           Daiseki Co. Ltd.                            3,436,918

182,363           Dowa Mining Co.                             1,858,536

124,363           Dowa Mining Rts                             -
                  Electric Power Development
64,260            Co.                                         3,241,700

186,050           Fuji Fire & Marine                          767,624
                  Hokuhoku Financial Group,
250,980           Inc.                                        866,847

411,400           Iwatani International                       1,231,925
                  Japan Securities Finance
44,720            Co., Ltd                                    680,596

66,560            JFE Shoji Holdings Inc.                     332,942

80,440            Kubota Corporation                          706,887

47,000            Matsuda Sangyo Co. Ltd.                     1,189,494

39,100            Millea Holdings Inc.                        1,450,242

109,410           Mori Seiki Co., Ltd.                        2,610,762

21,750            Moshi Moshi Hotline, Inc.                   1,010,251

19,100            Nakanishi Inc.                              2,234,156

583,300           Nippon Suisan Kaisha                        3,825,813

101,010           Nisshinbo Inds.                             1,269,177

242               Osaka Securities Exchange                   1,397,856

7,600             Ryohin Keikaku Co. Ltd.                     481,667

31,350            Sankyo Co. Ltd Gunma                        1,381,480

262,770           Shinko Plantech Co. Ltd.                    2,984,245

65,770            Sumco Corp.                                 2,741,582

72,970            Sumikin Bussan Corp.                        329,001
                  Sumitomo Realty &
98,390            Development Co                              3,741,415

212,400           Suruga Bank Ltd.                            2,775,384

63,353            Sysmex Corporatioin                         2,306,685
                  The Sumitomo Warehouse Co.
155,700           Ltd.                                        1,234,474

66,000            Tokyo Tatemono                              998,282

226,850           Topix Banks ETF                             758,418
                  Toshiba Plant Systems & Servcies
305,710           Corporation                                 2,327,609

40,700            Valor Co. Ltd.                              476,420

98,500            Yoshimoto Kogyo Co., Ltd.                   1,560,247
                                                              ----------------

                                                              64,483,255
                                                              ----------------

                  Malaysia:                           0.91%

1,432,946         Top Glove Corp.                             3,728,394
                                                              ----------------

                  Netherlands:                        3.15%

59,408            Boskalis Westminster Nv                     5,920,519

32,700            Nutreco Holding Nv                          2,451,783

100,000           SBM Offshore Nv                             3,610,452

21,400            TNT Nv                                      982,757
                                                              ----------------

                                                              12,965,511
                                                              ----------------


                  Norway:                             3.63%

142,700           Austevoll Seafood ASA                       1,337,527

125,700           Cermaq ASA                                  2,356,371

87,750            Leroy Seafood Group ASA                     1,904,691

47,930            Nordic Semiconductor ASA                    392,107

1,721,700         Pan Fish ASA                                2,021,433

6,300             Renewable Energy Corp ASA                   142,445

272,553           Tandberg                                    5,691,913

206,900           Yantai Raffles Shipyard                     544,357

19,500            Yara International ASA                      537,899
                                                              ----------------

                                                              14,928,743
                                                              ----------------

                  Poland:                             1.73%

388,930           Globe Trade Centre SA                       6,925,727

13,800            Grupa Lotos SA                              204,941
                                                              ----------------

                                                              7,130,668
                                                              ----------------

                  Portugal:                           0.41%

15,700            Jeronimo Martins, Sgps, SA                  409,537

26,352            Sonae Industria Sgps SA                     325,367

412,500           Sonae Sgps SA                               932,544
                                                              ----------------

                                                              1,667,448
                                                              ----------------

                  Singapore:                          0.95%

1,380,307         China Fishery Group Ltd                     3,910,218
                                                              ----------------

                  South Africa                        1.52%

194,654           Aquarius Platinum Ltd                       6,270,358
                                                              ----------------

                  Spain:                              3.56%

74,900            Abengoa SA                                  3,108,009

69,400            Banco Pastor                                1,601,428

6,950             Bankinter SA Registered                     570,372

14,736            Indra Sistemas SA                           371,972

65,900            Pescanova SA                                2,708,104
                  Prosegur, Compania De
111,300           Seguridad                                   4,226,874

239,700           Uralita SA                                  2,064,965
                                                              ----------------

                                                              14,651,724
                                                              ----------------

                  Sweden:                             0.51%

72,501            Boliden AB                                  1,598,997

39,800            Eniro AB                                    503,015
                                                              ----------------

                                                              2,102,012
                                                              ----------------

                  Switzerland:                       10.60%
                  Bank Sarasin & Compagnie Ltd
1,148             Reg B                                       4,157,499

203,650           Clariant AG                                 3,502,807

12,230            Galencia Holding AG                         3,894,390

2,686             Jelmoli Holding AG                          9,007,251
                  Kuehne & Nagel International
8,120             AG                                          669,522

8,100             Lonza Group                                 780,465

10,350            Nobel Biocare Holding AG                    3,782,420

35,119            Phonak Holding AG                           2,694,330

1,494             SGS SA                                      1,788,314

7,389             St. Galler Kantonalbank                     3,760,941

14,600            Syngenta AG                                 2,800,280

351,464           Temenos Group AG                            6,784,572
                                                              ----------------

                                                              43,622,791
                                                              ----------------

                  Turkey:                             0.05%

9,000             Tupras-Turkiye Petrol                       200,431
                                                              ----------------

                  United States:                      0.21%
                  Put Option Oil Svc Holders
162               Trust                                       1,620

6,800             Spdr Russell/Nomura Small Cap               364,820

2,300             Streettracks Gold Trust                     151,202

6,900             Wisdomtree Japan Small Cap Dividend Fund    360,111
                                                              ----------------

                                                              877,753
                                                              ----------------


                  Total investment in
                  securities                         98.31%   $404,498,644
                  Cash and cash equivalents           1.69%      6,959,124
                                                  ----------  ----------------
                  Total investments                 100.00%   $411,457,768
                                                  ==========  ================

                         EPOCH U.S. ALL CAP EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                                 March 31, 2007
                                   (unaudited)

                                           % of
  Number of                                Total         Market
     Shares   Security Description       Investments     Value
------------  -------------------------  ----------    -----------

              Common Stocks                 93.73%

              Aerospace:                     3.76%

              Alliant Techsystems,
      4,800   Inc.                                      $ 422,016

      9,650   Boeing Co.                                  857,981
                                                       -----------

                                                        1,279,997
                                                       -----------
              Broadcast, Radio, Tv:          7.57%

     32,350   Comcast CL-A Special                        823,954
              Liberty Media Corp -
      4,300   Capital A                                   475,537
              Liberty Media -
     16,300   Interactive A                               388,266

     38,250   News Corp. CL-A                             884,340
                                                       -----------

                                                        2,572,097
                                                       -----------

              Consumer Discretionary:        1.64%

      5,250   Nike, Inc.                                  557,865
                                                       -----------

              Consumer Staples:              6.65%

      6,700   Altria Group Inc.                           588,327

      9,000   Bunge Limited                               739,980

      9,300   Hershey Foods                               508,338

     12,550   Sysco Corp.                                 424,567
                                                       -----------

                                                        2,261,212
                                                       -----------

              Cosmetics & Toiletries:        1.55%
              International Flavors &
     11,150   Fragrances                                  526,503
                                                       -----------

              Energy:                        2.64%

     15,400   Arch Coal, Inc.                             472,626

     52,150   Silicon Image, Inc.                         425,544
                                                       -----------

                                                          898,170
                                                       -----------

              Environmental Services:        2.02%

     20,000   Waste Management Inc.                       688,200
                                                       -----------

              Entertainment:                 5.17%
              Harrah's Entertainment,
     11,650   Inc.                                        983,843
              International Game
     19,150   Technology                                  773,277
                                                       -----------

                                                        1,757,120
                                                       -----------

              Financial Services:            6.41%

     15,800   First Data Corp.                            425,020
              Bank Of New York
      7,650   Company,  Inc.                              310,207
              Hudson City Bancorp,
     33,900   Inc.                                        463,752

     12,950   Istar Financial, Inc.                       606,449

     17,050   Western Union Co.                           374,248
                                                       -----------

                                                        2,179,676
                                                       -----------

              Healthcare Products:           6.79%

     34,200   Boston Scientific Corp.                     497,268
              Bristol Myers Squibb,
     23,200   Inc.                                        644,032
              Endo Pharmaceuticals
     22,950   Holdings, Inc.                              674,730

     19,500   Pfizer Inc                                  492,570
                                                       -----------

                                                        2,308,600
                                                       -----------

              Healthcare Services:          10.61%

     16,200   Aetna US Healthcare                         709,398

     13,750   Davita, Inc.                                733,150
              Laboratory Co. Of America
      7,900   Holdings                                    573,777
              Thermo Fischer
     11,000   Scientific Inc.                             514,250

     17,350   Ventas Inc.                                 730,955

      4,250   Wellpoint, Inc.                             344,675
                                                       -----------

                                                        3,606,205
                                                       -----------

              Insurance:                     1.27%

      4,500   Everest Re Group Ltd.                       432,765
                                                       -----------

              Materials:                     0.75%

      3,400   Weyerhaeuser Co.                            254,116
                                                       -----------

              Manufacturing:                 6.69%
              American Standard
      5,850   Companies, Inc.                             310,167

     14,300   Donaldson Co. Inc.                          516,230

      3,100   Eaton Corp.                                 259,036
              MEMC Electronic
     13,400   Materials, Inc.                             811,772

      7,330   Toro Company                                375,589
                                                       -----------

                                                        2,272,794
                                                       -----------

              Major Chemicals:               2.28%
              Du Pont EI De Nemours &
     15,650   Co                                          773,579
                                                       -----------

              Oil & Gas Exploration:        10.38%

     10,850   ConocoPhillips                              741,597

     12,350   Exxon Mobil Corp.                           931,807
              National Oilwell Varco
      6,650   Inc.                                        517,304

      9,800   Oneok, Inc.                                 441,000

     12,582   Southern Union Co.                          382,382

     12,760   Todco CL-A                                  514,611
                                                       -----------

                                                        3,528,701
                                                       -----------

              Software & Services:          13.73%

      4,850   Apple Computer, Inc.                        450,614
              Automatic Data
      6,100   Processing, Inc.                            295,240

     11,450   Diebold, Inc.                               546,280

      9,600   Electronic Arts, Inc.                       483,456

     12,250   Fair Isaac Corp                             473,830

     27,160   Micron Technology, Inc.                     328,093

     46,050   Microsoft Corp.                           1,283,413

     44,450   Oracle Corp.                                805,879
                                                       -----------

                                                        4,666,805
                                                       -----------


              Specialty Chemicals:           1.93%
              Air Products &
      4,300   Chemicals, Inc.                             317,727

      5,350   Praxair, Inc.                               336,836
                                                       -----------

                                                          654,563
                                                       -----------


              Transport Services:            1.89%

     23,950   Omi, Corp.                                  643,297
                                                       -----------


              Total investment in
              securities                    93.73%    $31,862,265
              Cash and cash
              equivalents                    6.27%      2,131,694
                                         ----------    -----------
              Total investments            100.00%    $33,993,959
                                         ==========    ===========

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a), exactly as set forth below:
Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The World Funds, Inc.
             -----------------------------

By:  /s/ John Pasco, III
     -------------------------------------
         John Pasco, III
         Principal Executive Officer

Date: April 17, 2007
      ------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ John Pasco, III
     -------------------------------------
        John Pasco, III
        Principal Executive Officer

Date: April 17, 2007
      ------------------------------------


By:  /s/ Karen Shupe
     -------------------------------------
        Karen Shupe
        Principal Financial Officer

Date: April 17, 2007
      ------------------------------------